Freight Tax and Other Tax Expenses - Summary of Freight Tax Expenses (Recovery) Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits as at January 1	$ 26,054	$ 12,882
Increases related to the TIL merger (note 23)	0	8,528
Increases for positions related to the current year	5,399	1,910
Changes for positions taken in prior years	1,701	3,641
Decreases related to statute of limitations	(1,095)	(907)
Balance of unrecognized tax benefits as at December 31	$ 32,059	$ 26,054